EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 1, 2011 (Accession No. 0001193125-11-052384), to the Prospectus dated January 28, 2011, for Legg Mason Manager Select Large Cap Growth Fund, a series of Legg Mason Global Asset Management Trust.